Stock-based compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	0	0	0
Outstanding (in shares)	0
Options exercisable (shares)			407,905
Options exercisable, Weighted-average exercise price (usd per share)			$ 22.03
Options aggregate intrinsic value			$ 15
Total intrinsic value of options exercised		$ 15	48
Proceeds from the exercise of stock options	$ 0	9	50
Excess tax benefit realized for tax deductions from options exercised		3	8
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	332	293	260
Tax benefit recognized from awards	$ 79	$ 69	$ 62
Shares granted (shares)	8,295,173
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	0 years
Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)	577,549	513,101	648,973
Return on tangible common shareholders' equity	70.00%
Total shareholder return	30.00%
Measurement period	3 years
Threshold percent of award	150.00%
Restricted Stock, RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards	$ 350
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period	2 years 3 months 18 days
Total fair value of stock-based compensation that vested during the period	$ 305	$ 264	$ 240
Tax benefit from awards vested during period	$ 3	16	(8)
Subsidiary Long Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	3 years
Subsidiary Long Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	5 years
Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	44,948,591
Long-Term Incentive Plan, Portion for the Vesting of Retirement Eligible Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 81	$ 72	$ 64